Shareholders' Equity	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Shareholders' Equity [Abstract]
Shareholders' Equity
Note 6. Shareholders’ Equity

Preferred Stock

The Company has 350,000 shares of preferred stock authorized, none of which are issued or outstanding.

Common Stock

During the nine months ended September 30, 2013, the Company issued the following shares of common stock:

●
On June 25, 2013, the Company completed a public unit offering consisting of one share of common stock and an additional warrant of 0.75 share of common stock. The Company issued 6,773,995 shares of common stock which included 5,416,851 five-year warrants with an exercise price of $1.65;

●	1,034,483 shares of common stock issued to Intrexon Corporation in connection with an exclusive channel collaboration;
●	107,143 shares of common stock issued upon the exercise of warrants;
●	43,104 shares of common stock issued to vendors as partial consideration for services performed;
●	25,000 shares of common stock issued upon the exercise of vested stock options.

Note 5. Shareholders’ Equity

Preferred Stock

The Company has 250,000 shares of preferred stock authorized, none of which are issued or outstanding.

Common Stock

The following items represent transactions in the Company’s common stock for the year ended December 31, 2012:

●	In January 2012, the Company issued 16,667 shares of common stock as part of an employee’s 2011 bonus from the Company.
●	In four separate transactions, the Company issued 46,706 shares of common stock as part of consideration for services performed.

The following items represent transactions in the Company’s common stock for the year ended December 31, 2011:

●
In sixteen separate transactions during 2011, the Company issued an aggregate of 90,789 shares of common stock under its existing Fusion Capital equity facility. The Company received an aggregate of $355,000 in proceeds which approximated the shares’ fair market value on the date of issuance.

●	As a result of stock option exercises, 79,844 shares were issued during 2011. The Company received an aggregate of $253,613 in proceeds from these exercises.
●
As a result of granting Sigma-Tau an exclusive license to commercialize orBec® in the European territory, the Company amended the license agreement with Dr. George McDonald and issued 66,890 shares of Company stock in lieu of $400,000 cash obligation. Stock price used for share calculation was $5.98, closing price at July 29, 2011.

●	In December 2011, the Company issued 25,625 shares of common stock as part of an employee’s severance from the Company.
●	In December 2011, the Company issued 29,297 shares of common stock as part of consideration for services performed.

Warrants

During 2012, the Company issued warrants to purchase 50,000 shares of common stock to a consultant in exchange for services. Additionally, in December 2012, the Company replaced previously issued warrants to purchase 724,873 shares of common stock for new warrants. These new warrants were issued to Sigma Tau upon the Company reacquiring the rights to orBec® and to Dr. George McDonald upon the renegotiation of our orBec® license agreement. During 2011, the Company issued warrants to purchase 4,750 shares of common stock to consultants in exchange for their services.

Expense charges of $429,902 and $11,184 were recorded during the years ended December 31, 2012 and 2011, respectively, as a result of these issuances which represented the estimated fair value of services performed and renegotiated agreements with Sigma-Tau and Dr. McDonald pertaining to the rights of orBec®.

Equity Line

In February 2008, the Company entered into a common stock purchase agreement with Fusion Capital Fund II, LLC (“Fusion Capital”). The Fusion Capital equity facility allows the Company to require Fusion Capital to purchase between $80,000 and $1.0 million of the Company’s common stock every two business days, up to an aggregate of $8.0 million over approximately a 25-month period depending on certain conditions, including the quoted market price of the Company’s common stock on such date. As part of the agreement, the Company issued Fusion Capital 63,750 shares of common stock as a commitment fee. In connection with the execution of the common stock purchase agreement, Fusion Capital made an initial purchase of 138,889 common shares and received a four year warrant to purchase 69,445 shares of common stock for $4.40 per share, representing an aggregate price of $500,000. The Company issued an additional 3,750 shares of common stock as a commitment fee in connection with this $500,000 purchase.

If the Company’s stock price exceeds $3.00, then the amount required to be purchased may be increased under certain conditions as the price of the Company’s common stock increases. The Company cannot require Fusion Capital to purchase any shares of the Company’s common stock on any trading days that the market price of the Company’s common stock is less than $2.00 per share. Furthermore, for each additional purchase by Fusion, additional commitment shares in commensurate amounts up to a total of 63,750 shares will be issued based upon the relative proportion of purchases compared to the total commitment maximum of 925,000 shares. The total issuance of common stock related to commitment shares for 2008 was 68,456 shares, which were issued to Fusion Capital and consisted of 63,750 shares as a commitment fee, 3,750 shares as a commitment fee for the $500,000 invested, and 957 shares for the commitment fee shares on the equity line draws totaling $127,500.

During the year ended December 31, 2011, the Company issued 90,789 shares of common stock under the Fusion Capital equity facility. In connection with these issuances, the Company received $355,000 in proceeds which approximated the shares’ fair market value on the dates of issuance.
The Fusion equity line expired in October 2011.